Document and Entity Information	12 Months Ended
Oct. 31, 2020
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	TIAN RUIXIANG HOLDINGS LTD
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001782941
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1